Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
Schedule of major subsidiaries and the consolidated VIEs

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2012:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	100%
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd.	22-Mar-12	PRC	VIE